Segments (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Segment Reporting [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments
Information about reportable segments:

	For The Year Ended June 30,
	Wetpaint		Choose Digital		DDGG		Total
In thousands of U.S. dollars	2016	2015	2016	2015	2016	2015	2016	2015
External revenues	$1,533	$3,454	$664	$848	$528	$—	$2,725	$4,302
Inter-segment revenues (1)	—	—	1,285	855	—	—	1,285	855

Net loss, net of income taxes (2)	(27,560)	(8,747)	(7,621)	(6,744)	(5,194)	—	(40,375)	(15,491)

Notes:
(1) In September 2014, the Choose Digital business began providing digital content to the Viggle business. These inter-segment revenues are presented at Choose Digital's cost in this schedule and in the consolidated statements of operations.

(2) The net loss figures presented exclude certain corporate expenses detailed in the reconciliation to the consolidated net loss below.

Schedule of Segment Reporting Information, by Segment
Information about reportable segments:

	Three Months Ended September 30,
	Wetpaint		Choose Digital		DDGG		Total
	2016	2015	2016	2015	2016	2015	2016	2015
External revenues	371	516	58	198	105	83	534	797
Inter-segment revenues (1)	—	—			—	—	—	—

Net loss, net of income taxes (2)	(2,077)	(1,857)	(401)	(484)	(752)	26	(3,230)	(2,315)

Notes:
(1) The Choose Digital business provides digital content to the Viggle business. These inter-segment revenues are presented at Choose Digital's cost in this schedule and in the consolidated statements of operations.

(2) The net loss figures presented exclude certain corporate expenses detailed in the reconciliation to the consolidated net loss below.
(3) Assets and liabilities are not presented as they are reviewed at the consolidated level by management and not accounted for by segment.

Reconciliation of revenues attributable to reportable segments to consolidated revenues from continuing operations:

	Three Months Ended September 30,
	2016	2015
Revenues attributable to reportable segments	$534	$797
Licensing revenues related to SFX licensing agreement	125	125
Other revenues	—	—
Revenues per Consolidated Statements of Operations	$659	$922

Reconciliation of net loss for reportable segments, net of income taxes to consolidated net loss from continuing operations, net of income taxes:

	Three Months Ended September 30,
	2016	2015
Net loss for reportable segments, net of income taxes	(3,230)	(2,315)
Other net gain (loss)	(2,478)	—
	(5,708)	(2,315)

Stock compensation related to corporate financing activities (1)	—	(4,250)
Corporate expenses allocated to discontinued operations (2)	(158)	(211)
Interest expense (3)	(1,651)	(856)
Consolidated net loss from continuing operations, net of income taxes	(7,517)	(7,632)

Notes:
(1) Stock compensation expense related to RSUs, options and warrants issues in connection with financing activities. Expenses related to financing activities are considered to be corporate expenses and are not allocated to reportable segments.

(2) Certain corporate expenses were allocated to the Viggle segment, however such expenses are not classified as discontinued operations because they are fixed and are not affected by the sales transaction.

(3) Interest expense related to corporate debt instruments is not allocated to reportable segments.

Total assets for reportable segments:

	September 30, 2016
	Wetpaint	Choose Digital	DDGG	Total
Total assets for reportable segments	$21,740	$5,273	$4,021	$31,034

	June 30, 2016
	Wetpaint	Choose Digital	DDGG	Total
Total assets for reportable segments	$8,495	$5,416	$3,740	$17,651

Reconciliation of assets attributable to reportable segments to consolidated assets of continuing operations:

	September 30, 2016	June 30, 2016
Total assets for reportable segments	$31,034	$17,651
Other assets (1)	2,016	5,349
Total consolidated assets, net of current and non-current assets of discontinued operations	$33,050	$23,000

Notes:
(1) Corporate assets that are not specifically related to any of the reporting units.

Reconciliation of revenues attributable to reportable segments to consolidated revenues from continuing operations:

	Year Ended June 30,
In thousands of U.S. dollars	2016	2015

Revenues attributable to reportable segments	$4,010	$5,157
Licensing revenues related to SFX licensing agreement	499	507
Other revenues	—	10
Revenues per Consolidated Statements of Operations	$4,509	$5,674

Reconciliation of net loss for reportable segments, net of income taxes to consolidated net loss from continuing operations, net of income taxes:

In thousands of U.S. dollars	Year Ended June 30, 2016	Year Ended June 30, 2015

Net loss for reportable segments, net of income taxes	$(40,375)	$(15,491)
Other net loss	(72)	(659)
	(40,447)	(16,150)

Stock compensation related to corporate financing activities (1)	(11,017)	(21,141)
Corporate expenses, net allocated to discontinued operations (2)	(1,915)	(3,262)
Interest expense, net (3)	(3,788)	(2,050)
Loss on contingent consideration (4)	—	(2,222)
Corporate financing expenses	—	(702)
Consolidated net loss from continuing operations, net of tax	$(57,167)	$(45,527)
Notes:
(1) Stock compensation expense related to RSUs, options and warrants issued in connection with financing activities. Expenses related to financing activities are considered to be corporate expenses and are not allocated to reportable segments.

(2) Certain corporate expenses were allocated to the Viggle business, however such expenses are not classified as discontinued operations because they are fixed and are not affected by the sales transaction.

(3) Interest expense related to corporate debt instruments is not allocated to reportable segments.
(4) Contingent consideration loss related to Choose Digital (see Note 6, Acquisitions).

Total assets for reportable segments:

	June 30,
	Wetpaint		Choose Digital		DDGG		Total
In thousands of U.S. dollars	2016	2015	2016	2015	2016	2015	2016	2015
Total assets for reportable segments	$8,495	$35,272	$5,416	$10,587	$3,740	$—	$17,651	$45,859

Reconciliation of assets attributable to reportable segments to consolidated assets of continuing operations:

In thousands of U.S. dollars	June 30, 2016	June 30, 2015

Total assets for reportable segments	$17,651	$45,859
Other assets (1)	5,349	8,723
Total consolidated assets, net of current and non-current assets of discontinued operations	$23,000	$54,582
Notes:
(1) Corporate assets that are not specifically related to any of the reporting units.